Eaton Vance

High Income 2021 Target Term Trust

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 111.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.3%
Bombardier, Inc., 8.75%, 12/1/21(1)	$4,500	$4,921,875

		$4,921,875

Air Transportation — 2.5%
Air Canada, 7.75%, 4/15/21(1)	$5,000	$5,415,000

		$5,415,000

Automotive & Auto Parts — 1.0%
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	$2,000	$2,109,000

		$2,109,000

Banking & Thrifts — 0.5%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,025,000

		$1,025,000

Broadcasting — 2.6%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,699,375

		$5,699,375

Cable & Satellite TV — 6.9%
Cablevision Systems Corp., 8.00%, 4/15/20	$3,500	$3,623,655
CSC Holdings, LLC, 5.125%, 12/15/21(1)	5,070	5,082,675
CSC Holdings, LLC, 6.75%, 11/15/21	4,925	5,282,062
DISH DBS Corp., 6.75%, 6/1/21	845	889,363

		$14,877,755

Capital Goods — 1.7%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,644,375

		$3,644,375

Chemicals — 1.2%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,606,250

		$2,606,250

Consumer Products — 3.5%
Edgewell Personal Care Co., 4.70%, 5/19/21	$1,500	$1,531,875
Mattel, Inc., 2.35%, 8/15/21	6,150	5,965,500

		$7,497,375

Containers — 4.0%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,098,000

Security	Principal Amount (000’s omitted)	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(2)	$1,500	$1,503,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,946	2,956,613

		$8,558,363

Diversified Financial Services — 8.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,031,269
DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	4,165,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,585	3,593,246
Navient Corp., 6.625%, 7/26/21	4,000	4,245,000
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	5,500	5,562,150

		$18,596,665

Diversified Media — 0.9%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$1,871	$1,882,694

		$1,882,694

Energy — 15.5%
Antero Resources Corp., 5.375%, 11/1/21	$3,450	$3,419,812
Denbury Resources, Inc., 9.00%, 5/15/21(1)	20	19,800
Energy Transfer Operating, L.P., 7.50%, 10/15/20	2,000	2,121,835
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	2,603,737
Precision Drilling Corp., 6.50%, 12/15/21	4,694	4,729,246
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,674,134
Tervita Escrow Corp., 7.625%, 12/1/21(1)	3,932	4,019,330
Transocean, Inc., 8.375%, 12/15/21	4,000	4,225,000
Whiting Petroleum Corp., 5.75%, 3/15/21	3,760	3,764,700
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,218,733
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,548,962

		$33,345,289

Environmental — 1.0%
Clean Harbors, Inc., 5.125%, 6/1/21	$2,230	$2,235,575

		$2,235,575

Food & Drug Retail — 2.4%
Safeway, Inc., 3.95%, 8/15/20	$344	$344,860
Safeway, Inc., 4.75%, 12/1/21	4,782	4,841,775

		$5,186,635

Gaming — 8.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,549,650
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,940	3,027,318
MGM Resorts International, 6.625%, 12/15/21	5,000	5,412,500
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,490	1,516,075
Scientific Games International, Inc., 6.625%, 5/15/21	2,000	2,037,500
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,849,687

		$17,392,730

Security	Principal Amount (000’s omitted)	Value
Healthcare — 11.1%
Centene Corp., 5.625%, 2/15/21	$5,500	$5,610,000
HCA Healthcare, Inc., 6.25%, 2/15/21	4,500	4,725,000
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,188	2,245,807
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	1,865	2,058,494
Tenet Healthcare Corp., 6.00%, 10/1/20	4,000	4,140,000
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	3,000	2,898,750
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	2,200	2,095,500

		$23,773,551

Homebuilders & Real Estate — 2.0%
iStar, Inc., 6.50%, 7/1/21	$500	$510,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	3,750	3,843,750

		$4,353,750

Leisure — 2.0%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$4,337	$4,407,476

		$4,407,476

Metals & Mining — 3.0%
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	$3,320	$3,392,625
Freeport-McMoRan, Inc., 4.00%, 11/14/21	2,000	2,042,500
Hecla Mining Co., 6.875%, 5/1/21	1,000	959,498

		$6,394,623

Restaurant — 1.2%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,525,000

		$2,525,000

Retail — 2.7%
Michaels Stores, Inc., 5.875%, 12/15/20(1)	$2,725	$2,730,518
Penske Automotive Group, Inc., 3.75%, 8/15/20	3,000	3,015,000

		$5,745,518

Services — 3.0%
ADT Corp. (The), 6.25%, 10/15/21	$6,000	$6,375,000

		$6,375,000

Steel — 2.7%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$4,155	$4,290,037
Steel Dynamics, Inc., 5.125%, 10/1/21	1,500	1,517,505

		$5,807,542

Technology — 9.7%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$3,894	$4,010,917
CommScope, Inc., 5.00%, 6/15/21(1)	6,000	6,007,500
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,575,442
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	5,500	5,593,197
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,564,000

		$20,751,056

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 9.6%
CenturyLink, Inc., 6.45%, 6/15/21	$4,500	$4,770,000
Digicel, Ltd., 6.00%, 4/15/21(1)	4,055	3,102,075
GCI, LLC, 6.75%, 6/1/21	1,367	1,368,709
Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,500	3,753,750
Intelsat Luxembourg SA, 7.75%, 6/1/21	204	196,350
Sprint Corp., 7.25%, 9/15/21	7,000	7,455,000

		$20,645,884

Utilities — 2.1%
AES Corp. (The), 4.00%, 3/15/21	$4,400	$4,488,000

		$4,488,000

Total Corporate Bonds & Notes (identified cost $237,326,943)		$240,261,356

Senior Floating-Rate Loans — 9.4%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Air Transportation — 2.3%
American Airlines, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing October 12, 2021	$5,000	$4,992,360

		$4,992,360

Containers — 1.6%
Berry Global, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021	$3,500	$3,493,437

		$3,493,437

Gaming — 1.3%
CCM Merger, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 8, 2021	$2,174	$2,174,591
GLP Financing, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	636	633,182

		$2,807,773

Services — 0.4%
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	$787	$787,788

		$787,788

Steel — 1.5%
Zekelman Industries, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	$3,241	$3,237,506

		$3,237,506

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 2.3%
Zayo Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2021	$4,975	$4,977,664

		$4,977,664

Total Senior Floating-Rate Loans (identified cost $20,149,725)		$20,296,528

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.5%
Rovi Corp., 0.50%, 3/1/20	$1,074	$1,049,889

		$1,049,889

Utilities — 1.1%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$2,455	$2,485,554

		$2,485,554

Total Convertible Bonds (identified cost $3,507,421)		$3,535,443

Total Investments — 122.8% (identified cost $260,984,089)		$264,093,327

Other Assets, Less Liabilities — (22.8)%		$(49,092,133)

Net Assets — 100.0%		$215,001,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $83,863,392 or 39.0% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$240,261,356	$—	$240,261,356
Senior Floating-Rate Loans	—	20,296,528	—	20,296,528
Convertible Bonds	—	3,535,443	—	3,535,443
Total Investments	$—	$264,093,327	$—	$264,093,327

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.